Change In Acquisition-Related Contingent Consideration Liability (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended											12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Business Acquisition, Contingent Consideration [Line Items]
Beginning balance					$ 14,990	[1]					$ 19,864	$ 14,990	[1]	$ 19,864
Acquisition date fair value measurement												8,171		2,900
Change in amount of contingent consideration	483		(403)	3,541	(557)		9,004		(944)	(799)	(796)	3,064		6,465		(1,190)
Payments												(1,287)		(1,217)
Elimination of contingency												(2,534)	[2]
Ending balance	16,426	[1]					14,990	[1]				16,426	[1]	14,990	[1]	19,864
Fair Value Adjustment
Business Acquisition, Contingent Consideration [Line Items]
Change in amount of contingent consideration												(3,064)	[3]	(6,465)	[3]
Foreign Currency Translation
Business Acquisition, Contingent Consideration [Line Items]
Change in amount of contingent consideration												$ 150		$ (92)

[1]	The short-term portion is included in "Accounts payable, accrued expenses and other." The long-term portion is included in "Other liabilities."
[2]	During the year ended December 31, 2012, we fixed an acquisition-related contingent consideration liability in the amount of $2.5 million. The non-contingent consideration liability is no longer required to be remeasured to fair value and, accordingly, is not classified as a Level 3 measurement.
[3]	Adjustments to fair value related to accretion expense and remeasurement of contingent consideration are recorded in "Acquisition-related contingent consideration" on the Consolidated Statements of Comprehensive Income (Loss).